Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 822	$ 467	$ 1,398
Accounts receivable	9,643	10,579	8,172
Inventories	13,844	14,912	13,711
Income taxes receivable	65	69	517
Deferred income taxes	848	563	753
Prepaid expenses and other current assets	1,555	885	421
Current assets of discontinued operations		47	457
Total current assets	26,777	27,522	25,429
Property, plant and equipment	11,697	10,937	9,983
Noncurrent deferred income taxes	614	700	679
Other assets	782	798	300
Intangible assets	5,117	5,329	5,585
Goodwill	7,886	6,892	6,862
Total assets	52,873	52,178	48,838
Current Liabilities
Bank overdrafts	1,075
Accounts payable and accrued liabilities	10,665	12,044	11,316
Current maturities of long-term debt and capital lease obligations	8,476	7,335	8,870
Income taxes payable	786	1,135	445
Current liabilities of discontinued operations		125	554
Total current liabilities	21,002	20,639	21,185
Long-term debt and capital lease obligations, net of current maturities	8,477	9,795	9,015
Pension deficit	730	837	569
Noncurrent deferred income taxes	2,909	2,992	3,301
Total liabilities	33,118	34,263	34,070
Commitments
Shareholders' Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 30,000,000 shares authorized; 5,907,255 shares issued and outstanding	6	6	6
Additional paid-in capital	8,184	8,065	7,795
Accumulated other comprehensive loss	(1,390)	(936)	(823)
Retained earnings	12,955	10,780	7,790
Total shareholders' equity	19,755	17,915	14,768
Total liabilities and shareholders' equity	$ 52,873	$ 52,178	$ 48,838